ACCOUNTING POLICIES AND ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of estimated useful life of productive assets.

The estimated useful lives of the assets are as follows:

Description	Estimated Useful Life
Kiosks	7 years
Computer equipment	3 years
Leasehold improvements	Lesser of estimated useful life or life of lease
Office equipment	10 years